Consolidated Statement of Changes in Shareholders' Equity - CAD ($)	Number of Common Shares	Number of Class "B" Common Shares	Share Capital	Stock Option Reserve	Deficit	Total	Non-Controlling Interest
Beginning balance, shares at Dec. 31, 2017	49,661,150	100,000
Beginning balance amount at Dec. 31, 2017			$ 4,106,207	$ 0	$ (5,176,116)	$ (1,069,909)	$ 0
Shares issued for services, shares	600,000
Shares issued for services, amount			7,373			7,373
Share-based compensation						0
Shares issued conversion convertible promissory notes, shares	176,150,754
Shares issued conversion convertible promissory notes, amount			1,966,571			1,934,419
Net comprehensive loss					(522,963)	(522,963)
Ending balance, shares at Dec. 31, 2018	226,411,904	100,000
Ending balance, amount at Dec. 31, 2018			6,080,151	0	(5,699,079)	381,072	0
Incorporation of controlled subsidiary							342
Shares issued for cash, shares		1,000,000
Shares issued for cash, amount			100			100
Shares issued for services, amount						0
Share-based compensation				60,000		60,000
Shares issued conversion convertible promissory notes, shares	356,153,022
Shares issued conversion convertible promissory notes, amount			1,379,907			1,379,907
Net comprehensive loss					(2,094,253)	(2,252,324)	(158,071)
Ending balance, shares at Dec. 31, 2019	582,564,926	1,100,000
Ending balance, amount at Dec. 31, 2019			7,460,158	60,000	(7,793,332)	(273,174)	(157,729)
Shares issued for cash, shares		1,000,000
Shares issued for cash, amount			100			100
Shares issued for services, amount						0
Share-based compensation						0
Shares issued conversion convertible promissory notes, shares	759,908,896
Shares issued conversion convertible promissory notes, amount			1,416,023			1,416,023
Derecognition of non-controlling interest of subsidiary							287,389
Adjustment on Derecognition of subsidiary							(2,272)
Net comprehensive loss					(2,711,872)	(2,711,872)	(2,711,872)
Ending balance, shares at Dec. 31, 2020	1,342,473,822	2,100,000
Ending balance, amount at Dec. 31, 2020			$ 8,876,281	$ 60,000	$ (10,505,204)	$ (1,568,923)	$ 0